EQUITY - November 2021 Private Placement Warrants (Details)				3 Months Ended		9 Months Ended		12 Months Ended
	May 13, 2021 shares	Jul. 21, 2019 USD ($)	Jun. 21, 2019 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)
Class of Warrant or Right [Line Items]
Shares Offered During Period, New Issuance | shares	553,192		178,137
Series A Preferred Stock		$ 6,000,000.0
Total net proceeds						$ 0	$ 5,771,053	$ 5,771,053	$ 5,743,905
Change in fair value of derivative liabilities						(1,641,650)	(5,185,309)	(6,951,482)	$ 1,710,415
Total fair value of warrants allocated to derivative liabilities								$ 4,371,030
Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Shares Offered During Period, New Issuance | shares								735,295
Total fair value of warrants allocated to derivative liabilities								$ 4,060,857
Placement agent warrants [Member]
Class of Warrant or Right [Line Items]
Shares Offered During Period, New Issuance | shares								55,148
Total fair value of warrants allocated to derivative liabilities								$ 310,173
November 2021 Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value of the warrants								4,060,857
Series A Preferred Stock								939,143
Total gross proceeds								5,000,000
Issuance cost								(630,063)
Total net proceeds								4,369,937
Change in fair value of derivative liabilities				$ 21,927	$ 2,151,123	909,283	$ 2,151,123	3,115,263
Fair value of the derivative instrument				$ 344,951		$ 344,951		$ 1,255,767
Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Shares Offered During Period, New Issuance | shares	5,531,916		1,781,361
Pre Reverse Split [Member] | Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Shares Offered During Period, New Issuance | shares								7,352,941
Pre Reverse Split [Member] | Placement agent warrants [Member]
Class of Warrant or Right [Line Items]
Shares Offered During Period, New Issuance | shares								551,471
Volatility [Member] | November 2021 Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input								126
Risk free interest rate [Member] | November 2021 Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input								1.23
Measurement Input, Expected Dividend Rate [Member] | November 2021 Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input								0
Expected term [Member] | November 2021 Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Term								5 years
Closing price | November 2021 Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / shares								6.7
Closing price | Pre Reverse Split [Member] | November 2021 Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / shares								0.67